Equity Incentive Plan	6 Months Ended
Jun. 30, 2026
Equity Incentive Plan [Abstract]
Equity Incentive Plan
16.	Equity Incentive Plan:

Details of the Company’s Equity Incentive Plan are discussed in Note 16 of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on April 8, 2026 and are supplemented by the below new activities into the six-month period ended June 30, 2026.

On March 9, 2026, the Compensation Committee of our board of directors approved a further amendment and restatement of our 2022 Equity Incentive Plan to increase the aggregate number of common shares reserved for issuance under the plan to 500,000 shares. On the same date, the Compensation Committee granted an aggregate of 464,000 restricted shares of common stock pursuant to the Plan. Of the total 464,000 common shares issued on March 9, 2026, 340,000 common shares were granted to the members of the Company’s board of directors and 124,000 common shares were granted to certain of the Company’s service providers and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $2.07. 115,000 shares vested on the date of the issuance, March 9, 2026, 154,000 shares will vest on September 9, 2026, 117,000 shares will vest on April 9, 2027 and 78,000 shares will vest on September 9, 2027.

The related expense for shares granted to the Company’s Board of Directors and certain of its service providers for the six-month period ended June 30, 2026 and 2025, amounted to $573 and $300, respectively, and is included under “General and administration expenses” in the Company’s unaudited interim condensed consolidated statements of operations. The related expense for shares granted to non-employees for the six-months periods ended June 30, 2026 and 2025, amounted to $18 and $9, respectively, and is included under “Voyage expenses”.

The unrecognized cost for the non-vested shares granted to the Company’s Board of Directors and certain of its service providers (Note 3) as of June 30, 2026 and December 31, 2025 amounted to $423 and $53, respectively. On June 30, 2026, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s Board of Directors and certain of its service providers not yet recognized is expected to be recognized is 1.19 years.